Contract Liabilities	12 Months Ended
Sep. 30, 2023
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

13. CONTRACT LIABILITIES

	As of September 30,
	2023	2022
	$	$
Beginning balance	35,243	—
Deposits received from customers	305,489	44,909
Amount recognized to revenue	(312,181)	(4,010)
Less: refunds to customers	(8,292)	—
Foreign currency translation adjustment	15,878	(5,656)
Ending balance	36,137	35,243

Contract liabilities primarily relate to the advance consideration received from customers prior to transferring the products to the customer or other conditions under terms of a sales contract.